Long-Term Debt (Revolving Credit Agreement) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Interest rate	11.865%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Leverage ratio (not more than)	5.00
Debt Instrument, Covenant, Interest Coverage Ratio	2.25
Revolving Credit Facility [Member] | Incremental Addition To Federal Funds Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Revolving Credit Facility [Member] | Incremental Addition To One Month L I B O R [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Business acquisition, total purchase price	$ 50
Commitment fee on unused capacity	0.25%
Revolving Credit Facility [Member] | Minimum [Member] | Applicable Margin On L I B O R Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.25%
Revolving Credit Facility [Member] | Minimum [Member] | Applicable Margin On Base Rate Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	0.25%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Commitment fee on unused capacity	0.35%
Leverage ratio (not more than)	5.50
Revolving Credit Facility [Member] | Maximum [Member] | Applicable Margin On L I B O R Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.25%
Revolving Credit Facility [Member] | Maximum [Member] | Applicable Margin On Base Rate Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.25%
Due May 2029
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 1,500
External Credit Rating, Investment Grade [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	0.125%
External Credit Rating, Investment Grade [Member] | Revolving Credit Facility [Member] | Minimum [Member] | Applicable Margin On L I B O R Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.125%
External Credit Rating, Investment Grade [Member] | Revolving Credit Facility [Member] | Minimum [Member] | Applicable Margin On Base Rate Loan [Member]
Debt Instrument [Line Items]
Commitment fee on unused capacity	0.125%
External Credit Rating, Investment Grade [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	0.75%
Commitment fee on unused capacity	0.35%
External Credit Rating, Investment Grade [Member] | Revolving Credit Facility [Member] | Maximum [Member] | Applicable Margin On L I B O R Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.75%
Credit Facility
Debt Instrument [Line Items]
Long-term Line of Credit		$ 900
Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate, Amount Outstanding, 2018 Revolver	7.54%
Standby letters	$ 5
Long-term Line of Credit	411
Unused borrowing capacity	$ 1,084
Line of Credit Facility, Covenant Terms	Indebtedness under the Credit Facility is secured by a security interest in, among other things, all of the Partnership’s present and future personal property and all of the present and future personal property of its guarantors, the capital stock of its material subsidiaries, and any intercompany debt. Upon the first achievement by the Partnership of an investment grade credit rating, all security interests securing the Credit Facility will be released.
Accordian feature | Due May 2029
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 500